Goodwill and Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Dec. 27, 2013	Sep. 27, 2013
Schedule of Goodwill

The carrying amount of goodwill by segment for the periods presented was as follows:

	December 27, 2013	September 27, 2013
Specialty Pharmaceuticals	$312.3	$312.3
Global Medical Imaging	219.7	219.7

	$532.0	$532.0

The changes in the carrying amount of goodwill by segment were as follows:

	Specialty Pharmaceuticals	Global Medical Imaging	Total
Goodwill at September 28, 2012	$287.8	$219.7	$507.5
Acquisitions	24.5	—	24.5

Goodwill at September 27, 2013	$312.3	$219.7	$532.0

Schedule of Intangible Assets

The gross carrying amount and accumulated amortization of intangible assets at the end of each period were as follows:

	December 27, 2013		September 27, 2013
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortizable:
Completed technology	$449.2	$202.2	$449.2	$196.6
Licenses	191.1	82.4	191.1	79.3
Trademarks	7.9	3.9	7.9	3.8

Total	$648.2	$288.5	$648.2	$279.7

Non-Amortizable:
Trademarks	$35.0		$35.0
In-process research and development	18.6		18.6

Total	$53.6		$53.6

The gross carrying amount and accumulated amortization of intangible assets at the end of each period were as follows:

	September 27, 2013		September 28, 2012
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortizable:
Completed technology	$449.2	$196.6	$376.1	$173.7
Licenses	191.1	79.3	191.1	67.1
Trademarks	7.9	3.8	7.7	3.5

Total	$648.2	$279.7	$574.9	$244.3

Non-Amortizable:
Trademarks	$35.0		$35.0
In-process research and development	18.6		—

Total	$53.6		$35.0

Schedule of Future Amortization Expense, Intangible Assets

The estimated aggregate amortization expense on intangible assets owned by the Company is expected to be as follows:

Remainder of fiscal 2014	$26.6
Fiscal 2015	35.4
Fiscal 2016	35.3
Fiscal 2017	33.9
Fiscal 2018	25.2

The estimated aggregate amortization expense on intangible assets owned by the Company is expected to be as follows:

Fiscal 2014	$35.4
Fiscal 2015	35.4
Fiscal 2016	35.3
Fiscal 2017	33.9
Fiscal 2018	25.2